Statements of Net Assets Available for Benefits - Retirement Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 17,539,923	$ 15,605,131
Investments, at contract value	1,057,630	0
Plan interest in the Southwest Airlines Co. Qualified
Retirement Plans Master Trust, at contract value	0	1,159,079
Receivables:
Notes receivable from participants	209,715	197,596
Profit-sharing contributions	70,049	75,138
Employer contributions	15,355	15,380
Participant contributions	19,214	19,305
Other	0	691
Total receivables	314,333	308,110
Total assets	18,911,886	17,072,320
Liabilities:
Other liabilities	650	0
Net assets available for benefits	$ 18,911,236	$ 17,072,320